Share Capital and Treasury Shares - Schedule of Issued and Fully Paid (Details) - Share Capital [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
Schedule of Issued and Fully Paid [Line Items]
Number of shares in issue, Ordinary shares of US$0.0001 each	315,224,993	315,224,993	290,196,560	290,196,560	265,185,950	265,185,950
Share capital, Ordinary shares of US$0.0001 each	¥ 214	$ 29	¥ 197	$ 27	¥ 180	$ 25